CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net income (loss)	¥ 418,130	¥ 1,046,650	¥ (1,120,002)
Unrealized net gains (losses) on available-for-sale securities, net of tax (Notes 5 and 21):
Unrealized holding gains (losses)	(189,526)	604,156	(976,428)
Less: reclassification adjustments for losses (gains) included in net income	(48,036)	(82,791)	221,072
Total	(237,562)	521,365	(755,356)
Foreign currency translation adjustments, net of tax:
Foreign currency translation adjustments	(20,257)	17,269	(102,254)
Less: reclassification adjustments for losses (gains) included in net income	2,860
Total	(17,397)	17,269	(102,254)
Pension liability adjustments , net of tax (Notes 21 and 22):
Unrealized gains (losses)	(87,891)	187,485	(273,792)
Less: reclassification adjustments for losses (gains) included in net income	9,079	22,691	3,972
Total	(78,812)	210,176	(269,820)
Total other comprehensive income (loss), net of tax	(333,771)	748,810	(1,127,430)
Total comprehensive income (loss)	84,359	1,795,460	(2,247,432)
Less: Total comprehensive income (loss) attributable to noncontrolling interests	(3,723)	68,952	(96,716)
Total comprehensive income (loss) attributable to MHFG shareholders	¥ 88,082	¥ 1,726,508	¥ (2,150,716)